Other Current Assets	12 Months Ended
Dec. 31, 2019
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Other Current Assets
6.	OTHER CURRENT ASSETS

Other current assets consisted of the following:

	December 31, 2019	December 31, 2018
Receivables from government agencies	216	114
Taxes and other government receivables	71	85
Advances	47	126
Prepayments	56	44
Loans and deposits	8	9
Interest receivable	9	7
Derivative instruments	8	5
Other current assets	27	29
Total	442	419

Derivative instruments are further described in Note 27.